Cover Page	Feb. 19, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 19, 2024
Entity Registrant Name	CenterPoint Energy, Inc.
Entity Incorporation, State or Country Code	TX
Entity File Number	1-31447
Entity Tax Identification Number	74-0694415
Entity Address, Address Line One	1111 Louisiana
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	207-1111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001130310
Center Point Energy Resources Corp. [Member]
Document Information [Line Items]
Entity Registrant Name	CenterPoint Energy Resources Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-13265
Entity Tax Identification Number	76-0511406
Entity Address, Address Line One	1111 Louisiana
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	207-1111
Entity Central Index Key	0001042773
Common Stock [Member] | Center Point Energy Resources Corp. [Member] | New York Stock Exchange [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CNP
Security Exchange Name	NYSE
A 6.625 Senior Notes Due 2037 [Member] | Center Point Energy Resources Corp. [Member] | New York Stock Exchange [Member]
Document Information [Line Items]
Title of 12(b) Security	6.625% Senior Notes due 2037
Security Exchange Name	NYSE
No Trading Symbol Flag	true